Basis of Presentation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of Presentation
2. Basis of Presentation
The Company prepares its Consolidated Financial Statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements are presented in U.S. Dollars (“USD”), and all values are rounded to the nearest thousand ($000), except when otherwise indicated. As of January 1, 2020, the parent company changed its presentation currency from the Norwegian Krone (“NOK”) to USD, and, as of January 1, 2021, the parent company changed its functional currency from NOK to USD.

The change of functional currency from NOK to USD, was determined by to be appropriate, given that the parent company’s operational transactions had come to be primarily dominated in
USD. .
The Consolidated Financial Statements, prepared on a historical cost basis, include the accounts of the parent company and its subsidiaries, with all intercompany transactions, balances, revenue, expenses, and unrealized internal profit or losses eliminated upon consolidation.
Consistent with IFRS requirements, a going concern assumption has been applied in the preparation of the consolidated financial statements. The Company’s Board of Directors (the “Board”) confirms the conditions for the going concern assumption have been met, as the Board has concluded the Company has adequate working capital to meet its operating commitments for at least twelve months from the date of this report.
The consolidated financial statements for the year ended December 31, 2021, presented herein, were approved by the Board on April
20
, 2022.